UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8852

John Hancock Institutional Series Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Independence Diversified Core Equity Fund II

5.31.2006

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 99.69%		$26,025,987
(Cost $22,912,875)

Aerospace & Defense 1.62%		421,930

Boeing Co. (The)	2,700	224,775
Raytheon Co.	4,300	197,155
Air Freight & Logistics 1.67%		434,970

United Parcel Service, Inc. (Class B)	5,400	434,970
Apparel Retail 1.30%		339,855

American Eagle Outfitters, Inc.	1,100	35,915
Gap, Inc. (The)	16,700	303,940
Application Software 0.32%		82,432

Compuware Corp. (I)	11,200	82,432
Broadcasting & Cable TV 1.60%		418,572

CBS Corp. (Class B)	5,650	146,392
DIRECTV Group, Inc. (The) (I)	15,500	272,180
Communications Equipment 1.92%		500,215

Motorola, Inc.	7,000	147,630
Seagate Technology (Cayman Islands) (I)	15,100	352,585
Computer Hardware 2.72%		709,472

Hewlett-Packard Co.	18,400	595,792
International Business Machines Corp.	200	15,980
NCR Corp. (I)	2,500	97,700
Computer Storage & Peripherals 1.49%		387,996

QLogic Corp. (I)	21,700	387,996
Construction & Farm Machinery & Heavy Trucks 1.14%		297,567

Cummins, Inc.	2,700	297,567
Department Stores 1.56%		407,092

Penney (J.C.) Co., Inc.	6,700	407,092
Distillers & Vintners 0.65%		170,430

Constellation Brands, Inc. (Class A) (I)	6,900	170,430
Diversified Banks 4.02%		1,048,300

Bank of America Corp.	9,500	459,800
Wachovia Corp.	11,000	588,500

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2006 (unaudited)

Diversified Chemicals 0.82%		215,298

Dow Chemical Co. (The)	5,400	215,298
Diversified Commercial Services 0.23%		59,115

Accenture Ltd. (Class A) (Bermuda)	2,100	59,115
Diversified Financial Services 4.76%		1,243,708

Citigroup, Inc.	19,000	936,700
JPMorgan Chase & Co.	7,200	307,008
Electric Utilities 1.42%		371,427

Allegheny Energy, Inc. (I)	1,000	36,460
Edison International	6,200	243,287
TXU Corp.	1,600	91,680
Electronic Equipment Manufacturers 0.99%		258,186

Agilent Technologies, Inc. (I)	7,400	258,186
Electronic Manufacturing Services 2.11%		551,204

Jabil Circuit, Inc. (I)	2,700	94,014
Molex, Inc.	2,700	95,850
Solectron Corp. (I)	101,500	361,340
Employment Services 1.23%		320,112

Robert Half International, Inc.	7,800	320,112
Food Retail 0.28%		72,900

SUPERVALU, Inc.	2,500	72,900
Forest Products 0.36%		94,614

Louisiana-Pacific Corp.	3,900	94,614
General Merchandise Stores 0.76%		198,860

Dollar General Corp.	12,200	198,860
Gold 1.34%		349,405

Newmont Mining Corp.	6,700	349,405
Health Care Distributors 3.20%		836,628

AmerisourceBergen Corp.	9,200	401,028
McKesson Corp.	8,800	435,600
Health Care Facilities 0.61%		158,436

Manor Care, Inc.	2,100	97,524
Universal Health Services, Inc. (Class B)	1,200	60,912

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2006 (unaudited)

Health Care Services 0.74%		193,432

Express Scripts, Inc. (I)	400	29,312
Lincare Holdings, Inc. (I)	4,400	164,120
Home Improvement Retail 1.46%		381,200

Home Depot, Inc. (The)	10,000	381,200
Homebuilding 0.66%		172,476

Lennar Corp. (Class A)	3,600	172,476
Hotels, Resorts & Cruise Lines 0.75%		196,221

Carnival Corp. (Panama)	1,100	43,901
Royal Caribbean Cruises Ltd. (Liberia)	4,000	152,320
Household Appliances 0.94%		245,123

Snap-on, Inc.	1,100	46,068
Stanley Works Co. (The)	4,100	199,055
Household Products 2.03%		528,985

Kimberly-Clark Corp.	5,500	333,685
Procter & Gamble Co. (The)	3,600	195,300
Housewares & Specialties 0.80%		209,034

Newell Rubbermaid, Inc.	7,900	209,034
Industrial Conglomerates 5.18%		1,353,732

General Electric Co.	22,700	777,702
Textron, Inc.	700	63,651
Tyco International Ltd. (Bermuda)	18,900	512,379
Industrial Machinery 1.23%		320,596

Illinois Tool Works, Inc.	5,200	258,180
Parker Hannifin Corp.	800	62,416
Integrated Oil & Gas 7.09%		1,850,630

Chevron Corp.	11,800	705,522
Exxon Mobil Corp.	18,800	1,145,108
Integrated Telecommunication Services 1.95%		509,242

AT&T, Inc.	10,822	282,021
Embarq Corp. (I)	210	8,751
Verizon Communications, Inc.	7,000	218,470
Investment Banking & Brokerage 1.80%		469,596

Goldman Sachs Group, Inc. (The)	2,400	362,280
Morgan Stanley	1,800	107,316
Leisure Products 0.40%		105,140

Jarden Corp. (I)	3,500	105,140

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2006 (unaudited)

Life & Health Insurance 1.85%		482,782

Lincoln National Corp.	1,500	84,270
MetLife, Inc.	3,600	185,292
Prudential Financial, Inc.	2,800	213,220
Managed Health Care 4.15%		1,083,247

Aetna, Inc.	5,700	219,222
Humana, Inc. (I)	8,300	420,229
WellPoint, Inc. (I)	6,200	443,796
Motorcycle Manufacturers 0.23%		59,820

Harley-Davidson, Inc.	1,200	59,820
Movies & Entertainment 1.69%		440,221

News Corp. (Class A)	11,900	226,933
Viacom, Inc. (Class B)	5,650	213,288
Multi-Line Insurance 3.53%		922,734

American International Group, Inc.	7,800	474,240
Hartford Financial Services Group, Inc. (The)	5,100	448,494
Multi-Utilities & Unregulated Power 1.65%		431,266

Constellation Energy Group	4,900	253,330
Dynegy, Inc. (Class A) (I)	33,700	177,936
Office Electronics 1.11%		291,076

Xerox Corp. (I)	21,200	291,076
Office Services & Supplies 0.34%		87,993

Career Education Corp. (I)	2,700	87,993
Oil & Gas Drilling 3.03%		792,185

Occidental Petroleum Corp.	1,500	148,635
Sunoco, Inc.	4,400	301,796
Transocean, Inc. (Cayman Islands) (I)	4,200	341,754
Personal Products 1.13%		294,768

Estee Lauder Cos., Inc. (The) (Class A)	7,200	294,768
Pharmaceuticals 2.37%		619,072

Forest Laboratories, Inc. (I)	6,300	236,124
King Pharmaceuticals, Inc. (I)	8,500	151,130
Merck & Co., Inc.	5,400	179,766
Pfizer, Inc.	2,200	52,052
Property & Casualty Insurance 2.48%		646,703

ACE Ltd. (Cayman Islands)	5,100	264,027
MBIA, Inc.	3,500	199,955
SAFECO Corp.	3,300	182,721

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2006 (unaudited)

Railroads 1.03%		269,076

Norfolk Southern Corp.	5,100	269,076
Regional Banks 0.12%		30,284

SunTrust Banks, Inc.	400	30,284
Reinsurance 0.45%		116,565

Axis Capital Holdings Ltd. (Bermuda)	2,700	70,740
Endurance Specialty Holdings Ltd. (Bermuda)	1,500	45,825
Restaurants 0.78%		204,390

Brinker International, Inc.	1,100	40,370
Burger King Holdings, Inc. (I)	250	4,675
Darden Restaurants, Inc.	4,500	159,345
Semiconductor Equipment 0.12%		30,108

Novellus Systems, Inc. (I)	1,300	30,108
Semiconductors 2.64%		690,037

Intel Corp.	35,000	630,700
Texas Instruments, Inc.	1,900	59,337
Systems Software 0.88%		231,030

Microsoft Corp.	10,200	231,030
Technology Distributors 0.39%		100,674

CDW Corp.	1,800	100,674
Thrifts & Mortgage Finance 3.69%		964,648

Fannie Mae	2,700	134,325
Freddie Mac	7,900	474,316
PMI Group, Inc. (The)	5,100	232,050
Washington Mutual, Inc.	2,700	123,957
Tobacco 1.80%		470,275

Altria Group, Inc.	6,500	470,275
Trading Companies & Distributors 0.19%		50,512

Grainger (W.W.), Inc.	700	50,512
Wireless Telecommunication Services 0.89%		232,390

ALLTEL Corp.	2,900	179,365
Sprint Nextel Corp.	2,500	53,025

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 0.31%			$81,000
(Cost $81,000)

Joint Repurchase Agreement 0.31%			81,000

Investment in a joint repurchase agreement transaction with Bank of America – Dated 5-31-06, due 6-01-06 (Secured by U.S. Treasury
Inflation Indexed Bonds 3.625%, due 4-15-28 and 2.375%, due 1-15-25, and
U.S. Treasury Inflation Indexed Note 4.250%, due 1-15-10)	4.900	81	81,000

Total investments 100.00%			$26,106,987

John Hancock
Independence Diversified Core Equity Fund II
Footnotes to Schedule of Investments
May 31, 2006 (unaudited)

(I)	Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on May 31, 2005, including short-term investments, was $22,993,875.
Gross unrealized appreciation and depreciation of investments aggregated $3,792,992 and $679,880, respectively, resulting in net unrealized appreciation of $3,113,112.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
53 State Street
Boston, Massachusetts 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Independence Diversified Core Equity Fund II.

425Q1 5/06
7/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Institutional Series Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: July 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen

Executive Vice President and Chief Financial Officer

Date: July 27, 2006